UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010
                                                -------------------

Check here if Amendment | |; Amendment
Number:                                         -------------------
   This Amendment (Check only one.):    | | is a restatement.
                                        | | adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:  Andreeff Equity Advisors, L.L.C.
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        140 East St. Lucia Lane
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        Santa Rosa Beach, FL 32459
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Form 13F File Number:
28-                        11306
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Dane Andreeff
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Title:  Managing Member
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Phone: (850) 622-3353
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Signature, Place, and Date of Signing:

 /s/ Dane Andreeff           Santa Rosa Beach, FL           February 14, 2011
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    [Signature]                 [City, State]                    [Date]

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          54
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Form 13F Information Table Value Total:       543,214
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                                            (x thousand)



List of Other Included Managers:  NONE

        COLUMN 1          COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5             COLUMN         COLUMN7        COULMN 8
                                                                                        6
                                                             SHRS OR                                 OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF    CUSIP    VALUE         PRN AMT SH/ PUT/ INVESTMENT DISCRETION MANAGERS      SOLE SHARED NONE
                           CLASS              (X $1000)              PRN CALL

ALLIED NEVADA GOLD CORP  COM        019344100        5,800   220,463 SH       Sole                             220,463
AMERICAN EAGLE           COM        02553E106        1,174    80,214 SH       Sole                              80,214
OUTFITTERS NE
ARCHER DANIELS MIDLAND   COM        039483102        9,651   320,841 SH       Sole                             320,841
CO
ARDEA BIOSCIENCES INC    COM        03969P107       29,748 1,144,147 SH       Sole                           1,144,147
AURIZON MINES LTD        COM        05155P106        2,612   356,898 SH       Sole                             356,898
BARRICK GOLD CORP        COM        067901108       27,450   516,175 SH       Sole                             516,175
BENIHANA INC             CL A       082047200        4,809   587,955 SH       Sole                             587,955
BENIHANA INC             COM        082047101        4,248   530,334 SH       Sole                             530,334
CALGON CARBON CORP       COM        129603106          649    42,944 SH       Sole                              42,944
CAMECO CORP              COM        13321L108        8,788   217,641 SH       Sole                             217,641
CEPHALON INC             COM        156708109        5,281    85,566 SH       Sole                              85,566
COINSTAR INC             COM        19259P300        6,885   121,980 SH       Sole                             121,980
DENISON MINES CORP       COM        248356107       19,995 5,851,704 SH       Sole                           5,851,704
DEPOMED INC              COM        249908104        1,272   200,000 SH       Sole                             200,000
ENERGYSOLUTIONS INC      COM        292756202          279    50,000 SH       Sole                              50,000
EVEREST RE GROUP LTD     COM        G3223R108        4,842    57,087 SH       Sole                              57,087
EXETER RES CORP          COM        301835104          683   110,000 SH       Sole                             110,000
FAMOUS DAVES AMER INC    COM        307068106        4,363   391,337 SH       Sole                             391,337
GAMMON GOLD INC          COM        36467T106       24,411 2,980,562 SH       Sole                           2,980,562
GLOBE SPECIALTY METALS   COM        37954N206          376    22,000 SH       Sole                              22,000
INC
HEALTHCARE SVCS GRP INC  COM        421906108          939    57,728 SH       Sole                              57,728
HECLA MNG CO             COM        422704106       12,247 1,087,653 SH       Sole                           1,087,653
HILLTOP HOLDINGS INC     COM        432748101          595    60,000 SH       Sole                              60,000
INTERNATIONAL COAL GRP   COM        45928H106       23,475 3,032,950 SH       Sole                           3,032,950
INC N
J ALEXANDERS CORP        COM        466096104        2,164   412,149 SH       Sole                             412,149
KEEGAN RES INC           COM        487275109        6,884   783,137 SH       Sole                             783,137
MAG SILVER CORP          COM        55903Q104          906    72,841 SH       Sole                              72,841
MURPHY OIL CORP          COM        626717102        5,218    69,987 SH       Sole                              69,987
MYREXIS INC              COM        62856H107          520   125,000 SH       Sole                             125,000
NOBLE ENERGY INC         COM        655044105        6,118    71,071 SH       Sole                              71,071
NOVAGOLD RES INC         COM NEW    66987E206       26,532 1,859,305 SH       Sole                           1,859,305
OCCIDENTAL PETE CORP DEL COM        674599105        7,971    81,257 SH       Sole                              81,257
OMEGA HEALTHCARE INVS    COM        681936100        2,932   130,671 SH       Sole                             130,671
INC
PAN AMERICAN SILVER CORP COM        697900108       21,774   528,374 SH       Sole                             528,374
PEABODY ENERGY CORP      COM        704549104        7,788   121,718 SH       Sole                             121,718
PETROQUEST ENERGY INC    COM        716748108        5,818   772,677 SH       Sole                             772,677
QUATERRA RES INC         COM        747952109       12,267 6,214,373 SH       Sole                           6,214,373
STONE ENERGY CORP        COM        861642106        4,187   187,830 SH       Sole                             187,830
SYNOVUS FINL CORP        COM        87161C105           67    25,350 SH       Sole                              25,350
UR ENERGY INC            COM        91688R108        2,105   704,000 SH       Sole                             704,000
URANERZ ENERGY           COM        91688T104        1,600   400,956 SH       Sole                             400,956
CORPORATION
URANIUM ENERGY CORP      COM        916896103        2,195   363,398 SH       Sole                             363,398
CENTERSTATE BANKS INC    COM        15201P109        1,701   214,780 SH       Sole                             214,780
CENTURY ALUM CO          COM        156431108        7,438   478,936 SH       Sole                             478,936
COMSTOCK RES INC         COM NEW    205768203        2,456   100,000 SH       Sole                             100,000
HOLOGIC INC              COM        436440101        1,882   100,000 SH       Sole                             100,000
MONSANTO CO NEW          COM        61166W101        6,669    95,770 SH       Sole                              95,770
NORTH AMERN PALLADIUM    COM        656912102        6,293   906,844 SH       Sole                             906,844
LTD
SANDRIDGE ENERGY INC     COM        80007P307       21,960 3,000,000 SH       Sole                           3,000,000
URANIUM RES INC          COM PAR    916901507       18,700 5,500,000 SH       Sole                           5,500,000
                         $0.001
PLATINUM GROUP METALS    COM NEW    72765Q205          665   250,000 SH       Sole                             250,000
LTD
BARRICK GOLD CORP        CALL       067901908       21,272   400,000 SH  CALL Sole                             400,000
YAMANA GOLD INC          CALL       98462Y900       19,200 1,500,000 SH  CALL Sole                           1,500,000
ISHARES TR               RUSSELL    464287655      117,360 1,500,000 SH  PUT  Sole                           1,500,000
                         2000